Related parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
i)Key management personnel compensation
There were no significant changes to the compensation plans during the six months ended June 30, 2026.
ii)Other related party transactions
The Group did not enter into other material related party transactions during the six months ended June 30, 2026.